Risk management activities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Remaining contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities as at December 31, 2025 (in thousands $):

Contractual obligations	Carrying Amount	Less than 1 year	1-3 years	4-5 years	More than 5 years
Operating accounts payable and other accrued liabilities	12,036	12,036	—	—	—
Compensation payable	26,303	26,303	—	—	—
Stock-based compensation payable	76,234	55,015	21,219	—	—
Lease obligation	11,117	1,487	2,867	2,708	4,055
Total contractual obligations	125,690	94,841	24,086	2,708	4,055